[JACKSON NATIONAL LIFE INSURANCE COMPANY LETTERHEAD]




April 9, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re: Jackson National Separate Account IV (Perspective Investor VUL) File Nos. 333-108433 and 811-09933

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospects and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please contact me at 517-367-3835.

Respectfully,

ANTHONY L. DOWLING

Anthony L. Dowling
Associate General Counsel